ACCOUNT PAYABLES- RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNT PAYABLES- RELATED PARTIES
Schedule Of Accounts Payable - Related Parties
	As of December 31, 2021	As of December 31, 2020

Account payable- related party	$54,436	$-
	$54,436	$-